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                                   SUPPLEMENT
                            DATED FEBRUARY 28, 2005
                                     TO THE
               HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IB SHARES
                               DATED MAY 1, 2004

PROSPECTUS

    In the Prospectus, for the following pages and funds*, in the Portfolio Manager section, the biography for Rand L. Alexander is supplemented as follows:

IMPORTANT NOTICE TO CONTRACT OWNERS:

    Rand L. Alexander, Senior Vice President and Partner of Wellington Management Company is currently the Portfolio Manager of the Hartford Stock Fund, Hartford Focus Fund, and the equity portion of the Hartford Advisers Fund. Mr. Alexander has announced that he will retire from Wellington Management on or before September 30, 2005.

    The Hartford is actively exploring all available succession options for the funds.

    Mr. Alexander will continue to manage the funds actively until he retires, unless his successor is appointed and assumes management of the funds prior to that date.

    * Page no. 5, Hartford Advisers HLS Fund
    * Page no. 22, Hartford Focus HLS Fund
    * Page no. 86, Hartford Stock HLS Fund

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.